T. ROWE PRICE Institutional Large-Cap Core Growth Fund
September 30, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.7%
COMMUNICATION
SERVICES 15.9%
Entertainment 1.5%
Netflix (1) 91,206 34,439
Sea, ADR (1) 131,617 5,785
40,224
Interactive Media & Services 13.4%
Alphabet, Class A (1) 313,145 40,978
Alphabet, Class C (1) 1,393,943 183,791
Meta Platforms, Class A (1) 434,281 130,376
355,145
Wireless Telecommunication
Services 1.0%
T-Mobile U.S. (1) 188,534 26,404
26,404
Total Communication Services 421,773
CONSUMER
DISCRETIONARY 14.8%
Automobiles 2.9%
Tesla (1) 304,736 76,251
76,251
Broadline Retail 7.7%
Amazon.com (1) 1,607,490 204,344
204,344
Hotels, Restaurants & Leisure 2.1%
Booking Holdings (1) 7,938 24,480
Chipotle Mexican Grill (1) 12,900 23,631
DoorDash, Class A (1) 80,829 6,423
54,534
Specialty Retail 1.3%
Carvana (1) 138,100 5,797
Ross Stores  136,744 15,445
TJX  144,821 12,872
34,114
Textiles, Apparel & Luxury
Goods 0.8%
Lululemon Athletica (1) 33,855 13,055
NIKE, Class B  79,541 7,606
20,661
Total Consumer Discretionary 389,904
CONSUMER STAPLES 0.7%
Consumer Staples Distribution &
Retail 0.4%
Dollar General  92,947 9,834
9,834
Food Products 0.3%
Mondelez International, Class A  114,100 7,919
7,919
Total Consumer Staples 17,753
Shares/Par $ Value
(Cost and value in $000s)
‡
ENERGY 0.4%
Energy Equipment & Services 0.4%
Schlumberger  170,096 9,917
Total Energy 9,917
FINANCIALS 9.9%
Capital Markets 1.7%
Charles Schwab  164,945 9,055
Goldman Sachs Group  21,171 6,850
Morgan Stanley  153,002 12,496
MSCI  5,977 3,067
S&P Global  37,551 13,722
45,190
Financial Services 6.5%
Adyen (EUR) (1) 5,727 4,246
Affirm Holdings (1)(2) 102,173 2,173
ANT Group, Acquisition Date:
8/14/23, Cost $2,518 (1)(3)(4) 2,518,496 2,466
Fiserv (1) 48,517 5,481
Mastercard, Class A  183,439 72,626
Visa, Class A  373,172 85,833
172,825
Insurance 1.7%
Chubb  135,074 28,119
Marsh & McLennan  95,989 18,267
46,386
Total Financials 264,401
HEALTH CARE 13.1%
Health Care Equipment &
Supplies 2.3%
Align Technology (1) 8,992 2,746
Intuitive Surgical (1) 135,172 39,509
Stryker  55,982 15,298
Teleflex  16,105 3,163
60,716
Health Care Providers &
Services 4.6%
Elevance Health  23,735 10,335
Humana  38,550 18,755
UnitedHealth Group  184,126 92,834
121,924
Health Care Technology 0.3%
Veeva Systems, Class A (1) 33,701 6,856
6,856
Life Sciences Tools & Services 2.0%
Danaher  79,410 19,702
Thermo Fisher Scientific  66,571 33,696
53,398
Pharmaceuticals 3.9%
AstraZeneca, ADR  101,017 6,841
Eli Lilly  152,711 82,026
Zoetis  89,629 15,593
104,460
Total Health Care 347,354

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS
SERVICES 2.1%
Aerospace & Defense 0.2%
TransDigm Group (1) 7,754 6,538
6,538
Commercial Services &
Supplies 0.2%
Cintas  9,412 4,527
4,527
Ground Transportation 0.4%
Old Dominion Freight Line  28,300 11,579
11,579
Industrial Conglomerates 1.3%
General Electric  124,864 13,804
Roper Technologies  40,572 19,648
33,452
Total Industrials & Business Services 56,096
INFORMATION
TECHNOLOGY 40.4%
Electronic Equipment, Instruments
& Components 0.2%
TE Connectivity  35,930 4,438
4,438
IT Services 1.3%
MongoDB (1) 42,793 14,801
Shopify, Class A (1) 252,024 13,753
Snowflake, Class A (1) 33,032 5,046
33,600
Semiconductors & Semiconductor
Equipment 9.4%
Advanced Micro Devices (1) 142,078 14,609
ASML Holding  45,778 26,948
Lam Research  7,536 4,723
Marvell Technology  124,318 6,729
Monolithic Power Systems  30,568 14,122
NVIDIA  380,891 165,684
Taiwan Semiconductor Manufacturing,
ADR  94,474 8,210
Texas Instruments  53,375 8,487
249,512
Software 19.4%
Atlassian, Class A (1) 48,226 9,718
BILL Holdings (1) 80,335 8,722
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $6,320 (1)(3)(4) 3,708 3,955
Confluent, Class A (1) 119,609 3,542
Crowdstrike Holdings, Class A (1) 26,204 4,386
Datadog, Class A (1) 49,376 4,498
Fortinet (1) 47,264 2,773
Gusto, Acquisition Date: 10/4/21,
Cost $2,092 (1)(3)(4) 72,683 1,118
Intuit  63,942 32,671
Microsoft  1,118,663 353,218
ServiceNow (1) 104,333 58,318
Shares/Par $ Value
(Cost and value in $000s)
‡
Synopsys (1) 71,706 32,911
515,830
Technology Hardware, Storage &
Peripherals 10.1%
Apple  1,569,238 268,669
268,669
Total Information Technology 1,072,049
MATERIALS 0.9%
Chemicals 0.9%
Linde  34,633 12,896
Sherwin-Williams  45,960 11,722
Total Materials 24,618
UTILITIES 0.5%
Electric Utilities 0.5%
Constellation Energy  113,721 12,405
Total Utilities 12,405
Total Common Stocks (Cost
$1,026,060) 2,616,270
CONVERTIBLE PREFERRED STOCKS 0.4%
INFORMATION TECHNOLOGY 0.4%
Software 0.4%
Canva, Series A, Acquisition Date:
11/4/21 - 12/17/21, Cost $397 (1)(3)
(4) 233 249
Canva, Series A-3, Acquisition Date:
11/4/21 - 12/17/21, Cost $45 (1)(3)(4) 26 28
Canva, Series A-4, Acquisition Date:
12/17/21, Cost $3 (1)(3)(4) 2 2
Databricks, Series G, Acquisition Date:
2/1/21, Cost $1,958 (1)(3)(4) 33,114 2,434
Databricks, Series H, Acquisition Date:
8/31/21, Cost $5,925 (1)(3)(4) 80,631 5,926
Databricks, Series I, Acquisition Date:
9/14/23, Cost $542 (1)(3)(4) 7,379 542
Gusto, Series E, Acquisition Date:
7/13/21, Cost $2,990 (1)(3)(4) 98,373 1,513
Total Information Technology 10,694
Total Convertible Preferred Stocks
(Cost $11,860) 10,694
CORPORATE BONDS 0.2%
Carvana, 12.00%, 12/1/28, (12.00%
PIK) (5)(6) 1,950,000 1,516
Carvana, 13.00%, 6/1/30, (13.00%
PIK) (5)(6) 2,925,000 2,274
Carvana, 14.00%, 6/1/31, (14.00%
PIK) (5)(6) 3,461,000 2,691
Total Corporate Bonds (Cost $7,212) 6,481

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve
Fund, 5.40% (7)(8) 6,266,489 6,266
Total Short-Term Investments (Cost
$6,266) 6,266
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve
Fund, 5.40% (7)(8) 1,977,033 1,977
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 1,977
Total Securities Lending Collateral
(Cost $1,977) 1,977
Total Investments in
Securities 99.6%
(Cost $1,053,375) $ 2,641,688
Other Assets Less Liabilities 0.4% 10,238
Net Assets 100.0% $ 2,651,926
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2023.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $18,233 and represents 0.7% of net assets.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $6,481 and represents
0.2% of net assets.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
PIK Payment-in-kind

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 278++
Totals $ —# $ — $ 278+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government Reserve Fund, 5.40% $ 9,279  ¤  ¤ $ 8,243
Total $ 8,243^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $278 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $8,243.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Large-Cap Core Growth Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 6,481 $ — $ 6,481
Common Stocks 2,604,485 4,246 7,539 2,616,270
Convertible Preferred Stocks — — 10,694 10,694
Short-Term Investments 6,266 — — 6,266
Securities Lending Collateral 1,977 — — 1,977
Total $ 2,612,728 $ 10,727 $ 18,233 $ 2,641,688

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E148-054Q3 09/23